SUMMARY OF QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2013
Summary Of Quarterly Consolidated Financial Information
SUMMARY OF QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (UNAUDITED)

19. SUMMARY QUARTERLY CONSOLIDATED FINANCIAL INFORMATION (UNAUDITED)

The following is an unaudited summary information on New Residential’s quarterly operations.

2013	Quarter Ended				Year Ended December 31
	March 31	June 30	September 30	December 31
Interest income	$16,191	$22,999	$21,885	$26,492	$87,567
Interest expense	899	2,651	3,443	8,031	15,024

Net interest income	15,292	20,348	18,442	18,461	72,543

Impairment
Other-than-temporary impairment (“OTTI”) on Securities	—	3,756	—	1,237	4,993
Valuation allowance on loans	—	—	—	461	461

	—	3,756	—	1,698	5,454

Net interest income after impairment	15,292	16,592	18,442	16,763	67,089

Other income (A)	2,827	98,182	56,195	83,804	241,008

	2,827	98,182	56,195	83,804	241,008

Operating Expenses	5,044	5,552	11,492	20,386	42,474

	5,044	5,552	11,492	20,386	42,474

Income (Loss) Before Income Taxes	13,075	109,222	63,145	80,181	265,623

Income tax expense	—	—	—	—	—

Net Income (Loss)	13,075	109,222	63,145	80,181	265,623

Noncontrolling Interests in Income of Consolidated Subsidiaries	—	—	—	(326)	(326)

Net Income (Loss) Attributable to Common Stockholders	$13,075	$109,222	$63,145	$80,507	$265,949

Net Income Per Share of Common Stock
Basic	$0.05	$0.43	$0.25	$0.32	$1.05

Diluted	$0.05	$0.43	$0.24	$0.31	$1.03

Weighted Average Number of Shares of Common Stock Outstanding
Basic	253,025,645	253,025,645	253,072,788	253,186,406	253,078,048

Diluted	253,025,645	256,659,488	259,889,285	259,796,493	257,368,255

Dividends Declared per Share of Common Stock	$—	$0.070	$0.175	$0.250	$0.495

2012	Quarter Ended				Year Ended December 31
	March 31	June 30	September 30	December 31

Interest income	$2,037	$4,479	$12,295	$14,948	$33,759
Interest expense	—	—	298	406	704

Net interest income	2,037	4,479	11,997	14,542	33,055

Impairment
Other-than-temporary impairment (“OTTI”) on Securities	—	—	—	—	—

Net interest income after impairment	2,037	4,479	11,997	14,542	33,055

Other income	1,216	3,523	1,774	10,910	17,423

	1,216	3,523	1,774	10,910	17,423

Operating Expenses	565	1,528	2,003	5,135	9,231

	565	1,528	2,003	5,135	9,231

Net Income (Loss)	$2,688	$6,474	$11,768	$20,317	$41,247

Net Income Per Share of Common Stock
Basic	$0.01	$0.03	$0.05	$0.08	$0.16

Diluted	$0.01	$0.03	$0.05	$0.08	$0.16

Weighted average number of shares of common stock outstanding
Basic	253,025,645	253,025,645	253,025,645	253,025,645	253,025,645

Diluted	253,025,645	253,025,645	253,025,645	253,025,645	253,025,645

Dividends Declared per Share of Common Stock	$—	$—	$—	$—	$—

(A)	Earnings from investments in equity method investees is included in other income.